Financial Instruments	12 Months Ended
May. 31, 2015
Fair Value Disclosures [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS
Marketable securities are carried at fair value and consist of available-for-sale securities related to insurance funding requirements for our workers' compensation and general liability claims. The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 31, 2015:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$8.8	$—	$—	$8.8

Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 31, 2015, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$1.7	$1.7
1 to 3 years	6.4	6.4
3 to 5 years	0.7	0.7
Total	$8.8	$8.8